INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
The components of income tax expense are as follows:

	Year ended December 31
(in thousands of $)	2019	2018	2017
Current tax expense	906	836	1,478
Deferred tax expense	118	431	27
Total income tax expense	1,024	1,267	1,505

Schedule of effective income tax rate reconciliation
The income taxes for the years ended December 31, 2019, 2018 and 2017 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31
(in thousands of $)	2019	2018	2017
Effect of movement in deferred tax balances	118	431	27
Effect of adjustments in respect of current tax in prior periods	86	(369)	(5)
Effect of taxable income in various countries	820	1,205	1,483
Total tax expense	1,024	1,267	1,505